Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
December 31, 2025

Participant Contributions Transferred Late to Plan		Total That Constitutes Non-exempt Prohibited Transactions
Amount	Original Due Date	Contributions Not Corrected	Contributions Corrected Outside VFCP		Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$13	1/6/25	$—	$13	1	$—
49	1/13/25	—	49	2	—

[1] 2024 employee deferrals due January 6, 2025 were not remitted to the Plan until February 28, 2025. Lost earnings were remitted as well, and the transaction was fully corrected on February 28, 2025.
[2] 2024 employee deferrals due January 13, 2025 were not remitted to the Plan until February 26, 2025. Lost earnings were remitted as well, and the transaction was fully corrected on February 28, 2025.